Property and Equipment, Net (Tables)	6 Months Ended
Sep. 30, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net Consist	Property and equipment, net consist of the following:
	As of September 30, 2024	As of March 31, 2024
	$’000	$’000
Leasehold improvement	114	106
Computers equipment	72	64
Furniture and fixtures	53	48
Office equipment	6	6
Less: accumulated depreciation	(110)	(74)
Property and equipment, net	135	150